Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures
Fair value measurements
		December 31, 2014		December 31, 2013
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$211,513	$211,513	$342,065	$342,065
Short-term investments
U.S. Treasury Notes	1	-	-	50,104	50,104
Long-term debt
Retail	2	617,000	608,462	342,000	309,852
Institutional	2	532,722	513,647	532,449	507,697